Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments	The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at June 30, 2024 and December 31, 2023:
		June 30, 2024		December 31, 2023
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets		$	$	$	$
Financial assets measured at amortised cost:
Cash and cash held in trust	1	6,031,982	6,031,982	93,875	93,875
Trade and other receivables	2	311,721	311,721	284,513	284,513
Loan receivable	2	589,866	589,866	593,232	593,232

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	3,760,979	3,760,979	6,014,572	6,014,572
Loans and borrowings	2	354,586	354,586	3,863,454	3,863,454
Holdback payable	2	–	–	400,000	400,000
Lease liabilities	2	19,831	19,831	135,337	135,337
Due to related parties	2	1,259,928	1,259,928	2,255,522	2,255,522